UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

(FORMERLY KNOWN AS LEGG MASON PARTNERS

INTERMEDIATE MATURITY NEW YORK

MUNICIPALS FUND)

FORM N-Q

AUGUST 31, 2009

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 93.3%
Education - 7.6%
$710,000	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	$721,928
	Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, NATL:
1,250,000	5.250% due 7/1/13	1,406,325
2,000,000	5.250% due 7/1/14	2,273,960
	New York State Dormitory Authority Revenue:
1,640,000	City University Refunding, AMBAC/TCRS, 5.750% due 7/1/12	1,697,712
1,000,000	Fordham University, 5.000% due 7/1/23	1,079,110
500,000	Siena College, NATL, 5.000% due 7/1/10	513,075
955,000	St. Thomas Aquinas, Radian, 5.000% due 7/1/14	955,544
725,000	Yeshiva University, AMBAC, 5.375% due 7/1/15	761,990
1,670,000	New York State Dormitory Authority, State Personal Income Tax Revenue, 5.000% due 3/15/19	1,867,761
	Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute:
1,150,000	5.500% due 9/1/11	1,236,514
1,100,000	5.500% due 9/1/12	1,208,999
1,000,000	5.500% due 9/1/13	1,087,540

	Total Education	14,810,458

Health Care - 11.2%
1,500,000	New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, FSA, 5.500% due 1/15/14	1,593,975
	New York State Dormitory Authority Revenue:
4,555,000	FHA of New York & Presbyterian Hospital, FSA, 5.250% due 2/15/25	4,711,100
1,000,000	Mental Health Services Facilities Improvement, 6.000% due 2/15/12	1,088,390
5,000,000	Municipal Health Facility, 5.000% due 1/15/25	5,140,800
1,370,000	NYSARC Inc., FSA, 5.000% due 7/1/12	1,480,162
	New York State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
3,000,000	5.000% due 5/1/21 (a)	3,011,220
2,305,000	5.000% due 5/1/22 (a)	2,296,287
2,150,000	5.000% due 5/1/23 (a)	2,120,566
510,000	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC- Bank of America, 5.000% due 1/1/10	511,224

	Total Health Care	21,953,724

Housing - 4.3%
3,250,000	New York State Housing Finance Agency Revenue, Affordable Housing, SONYMA, 4.250% due 5/1/11	3,260,595
5,000,000	New York State Mortgage Agency Revenue, 5.000% due 4/1/25	5,049,950

	Total Housing	8,310,545

Industrial Revenue - 4.9%
750,000	Essex County, NY, IDA, PCR, International Paper Co. Project, 5.700% due 7/1/16 (b)	743,258
	New York State Energy Research & Development Authority, PCR, Rochester Gas & Electric Corp., NATL:
2,250,000	4.750% due 7/1/16 (c)	2,274,705
6,450,000	5.000% due 8/1/16 (c)	6,518,434

	Total Industrial Revenue	9,536,397

Leasing - 7.9%
420,000	Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A., 6.000% due 2/1/17	420,202
	New York State Dormitory Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Leasing - 7.9% (continued)
	State University Dormitory Facilities:
$1,685,000	5.000% due 7/1/23	$1,765,728
3,050,000	5.000% due 7/1/24	3,187,036
1,000,000	Third General Resolution, NATL/IBC, 5.250% due 11/15/12	1,093,390
4,645,000	New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance, 5.500% due 1/1/17 (d)	4,854,350
1,395,000	Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC, 5.750% due 10/15/11	1,416,051
	Virgin Islands Public Finance Authority Revenue, Senior Lien:
1,580,000	5.300% due 10/1/11	1,589,275
1,000,000	5.500% due 10/1/13	1,005,880

	Total Leasing	15,331,912

Local General Obligation - 11.7%
110,000	Erie County, NY, GO, Public Improvement, NATL, FGIC, 5.750% due 10/1/11	111,565
860,000	Huntington Union Free School District, GO, FGIC, 5.500% due 7/15/11	934,063
1,000,000	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	1,108,640
1,000,000	Nassau County, NY, GO, Combined Sewer Districts, NATL, 5.400% due 5/1/10	1,028,570
	New York, NY, GO:
4,000,000	5.000% due 5/15/22	4,265,680
5,000,000	5.000% due 5/15/28	5,154,750
435,000	Niagara County, NY, GO, Environmental Infrastructure, NATL, 5.250% due 8/15/13	487,552
275,000	North Hempstead, NY, GO, 5.000% due 5/15/12	300,600
630,000	Nyack, NY, GO, Union Free School District, FGIC, 5.250% due 12/15/15	724,998
	Pulaski, CSD, NY, GO, FGIC:
445,000	5.000% due 6/15/11	470,111
780,000	5.000% due 6/15/12	837,315
5,000,000	Rockland County, NY, Solid Waste Management Authority, 5.750% due 12/15/23	5,457,750
1,880,000	Suffolk County, NY, GO, Public Improvement, NATL, 5.250% due 4/1/13	2,050,103

	Total Local General Obligation	22,931,697

Other - 5.1%
1,990,000	Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, NATL, zero coupon bond to yield 5.690% due 1/15/19	1,360,682
8,000,000	New York City, NY, TFA Revenue, Future Tax Secured, 5.000% due 5/1/24	8,682,160

	Total Other	10,042,842

Power - 4.9%
	Long Island Power Authority, Electric System Revenue:
2,500,000	5.250% due 6/1/13	2,725,475
2,000,000	NATL, 5.250% due 4/1/10	2,011,880
800,000	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11 (b)	798,264
3,890,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	4,071,935

	Total Power	9,607,554

Pre-Refunded/Escrowed to Maturity - 1.3%
890,000	Erie County, NY, GO, Public Improvement, NATL, FGIC, 5.750% due 10/1/11 (e)	902,629
1,000,000	New York City, NY, TFA Revenue, Future Tax Secured, 5.375% due 2/1/15 (e)	1,076,460

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 1.3% (continued)
$605,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, 5.250% due 6/15/14 (f)	$615,315

	Total Pre-Refunded/Escrowed to Maturity	2,594,404

Special Tax Obligation - 17.6%
1,100,000	Municipal Assistance Corp. for the City of Troy, NY, NATL, 5.000% due 1/15/16	1,100,011
	New York City, NY:
	TFA Revenue, Future Tax Secured:
1,450,000	4.750% due 11/15/16	1,470,576
1,600,000	NATL, 5.250% due 5/1/12	1,764,672
5,000,000	Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., 5.750% due 12/1/18	5,511,750
	New York State Dormitory Authority, State Personal Income Tax Revenue:
7,000,000	5.250% due 2/15/20	7,936,110
2,500,000	5.000% due 3/15/23	2,699,825
2,000,000	Economic Development & Housing, 5.000% due 12/15/17	2,275,640
4,245,000	New York State Urban Development Corp., Revenue, Refunding Service Contract, 5.250% due 1/1/25	4,436,789
7,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 5.000% due 8/1/11 (c)	7,175,280

	Total Special Tax Obligation	34,370,653

Transportation - 8.6%
810,000	Albany, NY, Parking Authority Revenue, 5.250% due 10/15/12	866,441
3,500,000	MTA, NY, Revenue, 6.250% due 11/15/23	3,931,725
2,000,000	MTA of New York, Service Contract, FSA, 5.500% due 11/15/13	2,241,660
	New York State Thruway Authority:
4,000,000	Second General Highway & Bridge Trust Fund, 5.000% due 4/1/23	4,292,400
1,000,000	State Personal Income Tax Revenue, 5.000% due 3/15/19	1,108,670
1,600,000	Niagara Falls, Bridge Commission Toll Revenue, FGIC, 5.250% due 10/1/15	1,716,752
415,000	Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6, NATL,
	6.250% due 12/1/10 (b)	427,164
2,000,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, 5.250% due 1/1/14	2,160,840

	Total Transportation	16,745,652

Water & Sewer - 8.2%
3,250,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, NATL, 5.000% due 6/15/15	3,253,998
1,900,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, 5.250% due 6/15/14	2,035,337
5,915,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, 5.250% due 6/15/22	6,703,055
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 5.000% due 7/1/28	4,028,120

	Total Water & Sewer	16,020,510

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,518,771)	182,256,348

SHORT-TERM INVESTMENTS - 9.4%
Education - 1.8%
2,420,000	New York City, NY, GO, Subordinated, FSA, SPA-Dexia Credit Local, 0.120%, 9/1/09 (g)	2,420,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Education - 1.8% (continued)
$1,000,000	0.090%, 9/1/09 (g)	$1,000,000
100,000	0.120%, 9/1/09 (g)	100,000

	Total Education	3,520,000

Finance - 0.4%
800,000	New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen, 0.120%, 9/1/09 (g)	800,000

General Obligation - 5.0%
	Commonwealth of Puerto Rico, GO:
300,000	Public Improvements, FSA, SPA-Dexia Bank, 0.480%, 9/3/09 (g)	300,000
1,400,000	Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.100%, 9/1/09 (g)	1,400,000
	New York City, NY:
	GO:
800,000	FSA, 0.120%, 9/1/09 (g)	800,000
1,800,000	LIQ-Dexia Credit Local, 0.240%, 9/1/09 (g)	1,800,000
	LOC-JPMorgan Chase:
800,000	0.120%, 9/1/09 (g)	800,000
300,000	0.120%, 9/1/09 (g)	300,000
500,000	LOC-Morgan Guaranty Trust, 0.120%, 9/1/09 (g)	500,000
500,000	SPA-Wachovia Bank N.A., 0.150%, 9/1/09 (g)	500,000
	Subordinated:
1,600,000	LOC-Bank of New York, 0.110%, 9/1/09 (g)	1,600,000
500,000	LOC-JPMorgan Chase, 0.120%, 9/1/09 (g)	500,000
200,000	LOC-Bank of New York, 0.120%, 9/1/09 (g)	200,000
	New York, NY, GO:
800,000	LOC-JPMorgan Chase, 0.120%, 9/1/09 (g)	800,000
300,000	Subordinated, 0.120%, 9/1/09 (g)	300,000

	Total General Obligation	9,800,000

Housing: Multi-Family - 0.3%
585,000	New York State Housing Finance Agency, Revenue, Admiral Halsey Senior Apartments, LOC-Citibank N.A., 0.400%, 9/2/09 (b)(g)	585,000

Industrial Revenue - 0.5%
200,000	New York City, NY, IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-Bayerische Landesbank, 0.130%, 9/1/09 (g)	200,000
800,000	Syracuse, NY, Industrial Development Agency Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase, 0.090%, 9/1/09 (g)	800,000

	Total Industrial Revenue	1,000,000

Public Facilities - 0.3%
	New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.:
400,000	0.100%, 9/1/09 (g)	400,000
200,000	0.120%, 9/1/09 (g)	200,000

	Total Public Facilities	600,000

Utilities - 0.2%
300,000	Long Island, NY, Power Authority, Electric System Revenue, FSA, SPA- Dexia Credit Local, 0.550%, 9/7/09 (g)	300,000

Water & Sewer - 0.9%
	New York City, NY:
1,000,000	MFA Water & Sewer System Revenue, Second General Resolution, Fiscal 2008, SPA-Fortis Bank SA, 0.120%, 9/1/09 (g)	1,000,000

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 0.9% (continued)
$725,000	Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen, 0.160%, 9/1/09 (g)	$725,000

	Total Water & Sewer	1,725,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,330,000)	18,330,000

	TOTAL INVESTMENTS - 102.7% (Cost - $193,848,771#)	200,586,348
	Liabilities in Excess of Other Assets - (2.7)%	(5,352,914)

	TOTAL NET ASSETS - 100.0%	$195,233,434

(a)	Security is issued on a when-issued basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation-Insured Bonds
CSD	— Central School District
FGIC	— Financial Guaranty Insurance Company-Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance-Insured Bonds
GIC	— Guaranteed Investment Contract
GO	— General Obligation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation-Insured Bonds
PCR	— Pollution Control Revenue
Radian	— Radian Asset Assurance-Insured Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement-Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

Ratings Table*

S&P/Moody’s**

AAA/Aaa	27.6%
AA/Aa	28.5
A	30.6
BBB/Baa	3.1
A-1/VMIG1	9.1
NR	1.1
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund (formerly known as Legg Mason Partners Intermediate Maturity New York Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†	—	$182,256,348	—	$182,256,348
Short-term investments†	—	18,330,000	—	18,330,000

Total investments	—	$200,586,348	—	$200,586,348

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,817,070
Gross unrealized depreciation	(79,493)

Net unrealized appreciation	$6,737,577

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: October 26, 2009